Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment
	Wireless	Wireline	Total

Balance as of January 1, 2013	$35,803	$33,970	$69,773
Goodwill acquired	305	-	305
Held for sale	-	(799)	(799)
Other	(2)	(4)	(6)
Balance as of December 31, 2013	36,106	33,167	69,273
Goodwill acquired	367	-	367
Other	(4)	56	52
Balance as of December 31, 2014	$36,469	$33,223	$69,692

Schedule Of Amortized Intangible Assets
	December 31, 2014		December 31, 2013
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless Acquisitions	$1,082	$550	$982	$771
BellSouth Corporation	5,825	5,559	5,825	5,317
AT&T Corp.	56	42	2,482	2,438
Subtotal	6,963	6,151	9,289	8,526
Other	275	189	284	169
Total	$7,238	$6,340	$9,573	$8,695

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses	$60,824	$56,433
Trade names	5,241	4,901
Total	$66,065	$61,334